BENEFIT PLANS Defined Benefit Plan - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Multiemployer Plans, Withdrawal Obligation	$ 4,900,000
Defined Benefit Plan, Funded Percentage	87.45%
Percent Limit on Company Contributions	5.00%
Pension and Other Postretirement Benefit Contributions	$ 121,000	$ 226,000	$ 163,000
Pension Expense	$ 218,000	$ 27,000